RESTRUCTURING COSTS	6 Months Ended
Jun. 30, 2015
RESTRUCTURING COSTS [Abstract]
RESTRUCTURING COSTS

NOTE 11:              RESTRUCTURING COSTS

In November 2014, the Company initiated a restructuring plan of its search monetization business, mainly to reduce workforce, close or consolidate certain facilities, as well as other cost saving measures.

As of June 30, 2015, the restructuring accrual on the balance sheet amounted to $459.